Share-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
21	Share-based compensation
(a)	Share option plan

The Company’s 2010 Share Option Plan provides for the grant of incentive share options to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the years ended December 31, 2019 and 2020, no share options were granted to non-employees, employees, officers and directors of the Group. The following table summarizes the share option activities for the years ended December 31, 2018, 2019 and 2020:

	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	years	US$’000
At January 1, 2018	1,542,576	5.62	N/A	7.24	19,387
Exercised	(503,712)	1.28	N/A	N/A	N/A
Forfeited	(130,455)	9.19	N/A	N/A	N/A
At December 31, 2018	908,409	7.52	N/A	6.27	2,724
Vested and expected to vest at December 31, 2018	862,372	4.69	11.39	5.58	2,793
Exercisable to vest at December 31, 2018	823,341	4.52	12.02	5.88	2,634
At January 1, 2019	908,409	7.52	N/A	6.27	2,724
Exercised	(135,281)	1.25	N/A	N/A	N/A
Forfeited	(105,261)	11.46	N/A	N/A	N/A
At December 31, 2019	667,867	8.16	N/A	5.27	1,807
Vested and expected to vest at December 31, 2019	660,247	4.72	12.08	5.14	780
Exercisable to vest at December 31, 2019	657,142	4.54	12.78	5.64	800
At January 1, 2020	667,867	8.16	N/A	5.27	1,807
Exercised	(235,765)	3.75	N/A	N/A	N/A
Forfeited	—	—	N/A	N/A	N/A
At December 31, 2020	432,102	10.56	N/A	4.28	4,578
Vested and expected to vest at December 31, 2020	430,569	5.10	14.51	5.09	5,215
Exercisable to vest at December 31, 2020	431,245	5.13	14.50	5.09	5,213

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for share options granted, the directors of the Company estimated that its future forfeiture rate would be 9% and 5% for employees and 58% and 26% for senior management in 2019 and 2020, respectively.

21	Share-based compensation (Continued)

The aggregate intrinsic value in the table above represents the difference between the estimated fair values of the Company’s ordinary shares as of December 31, 2019 and 2020 and the exercise price.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses for the years ended December 31, 2018, 2019 and 2020 were US$5,349, US$784 and US$107, respectively.

As of December 31, 2019 and 2020, there were US$96 and US$4 of unrecognized share-based compensation expenses related to share options, which were expected to be recognized over a weighted-average vesting period of 0.86 and 0.25 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no grant or modification of share options during the years ended December 31, 2019 and 2020. Key assumptions used in estimating the fair values of share options modified during the year ended December 31, 2018 include risk-free interest rate of 2.83% to 2.92%, dividend yield of 0%, and volatility rate of 42.72% to 44.65%. The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates. Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as of the valuation dates.

21	Share-based compensation (Continued)

(b)	Post-IPO share incentive plan

The Company’s post-IPO share incentive plan provides for the grant of incentive share options and RSUs to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the post-IPO share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

During the years ended December 31, 2018, 2019 and 2020, the Company granted RSUs to non-employees, employees, officers and directors of the Group. The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2018, 2019 and 2020:

	Number of RSUs	Weighted average grant date fair value
At January 1, 2018	—	—
Granted (with a vesting period of 0 to 4 years)	1,950,374	8.72
Vested	(1,569,792)	9.94
Forfeited (Note (ii))	(4,310)	12.7
At December 31, 2018	376,272	8.02
Vested and expected to vest at December 31, 2018	376,272	8.02

At January 1, 2019	376,272	8.02
Granted (with a vesting period of 1 to 4 years)	279,480	3.79
Vested	(167,833)	10.25
Forfeited (Note (ii))	(24,373)	7.56
At December 31, 2019	463,546	5.52
Vested and expected to vest at December 31, 2019	377,507	7.57

At January 1, 2020	463,546	5.52
Granted (with a vesting period of 0 to 4 years)	1,180,295	7.83
Vested	(962,606)	6.55
Forfeited/expired (Note (ii))	(46,730)	7.26
At December 31, 2020	634,505	8.11
Vested and expected to vest at December 31, 2020	620,245	8.83

Note:

(i)

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2018, 2019 and 2020 were US$14,330, US$1,331 and US$6,142 respectively.

(ii)

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s expected forfeitures for RSUs granted, the directors of the Company estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2019 and 2020, respectively.

21	Share-based compensation (Continued)

(b)	Post-IPO share incentive plan (Continued)

Note: (Continued)

(iii)

During the years ended December 31, 2018, 2019 and 2020, the Company has granted RSUs which are subject to certain market conditions based on achievement of stock prices of the Company. The Company determines the fair value of these RSUs as of the date of grant or modification using the Monte Carlo simulation model which utilizes multiple input variables to determine the stock-based compensation expense with the following assumptions: historical volatility ranging from 37.36% to 62.89%, 0% dividend yield, and risk-free interest rates ranging from 0.1%% to 1.72%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period as of the date of grant or modification. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period.

(c)	Issuance of warrants to an external consultant

Pursuant to the agreement executed between the Company and an external consultant ("Warrant Agreement"), the Company shall issue warrants to purchase up to 4,651,162 ADSs ("Warrants") to the external consultant in exchange for its financial advisory services which the Warrants shall be vested upon the completion of raising a minimum of US$20,000 by the Company through issuing convertible notes or any equivalent financial instruments. On December 9, 2019, the Company, based on the Warrant Agreement, issued the Warrants to the external consultant as the Company was able to successfully issue the November 2019 Notes. The exercise period of the Warrants commences on December 16, 2020 at an exercise price of US$4.30 per ADS and will expire on December 16, 2022. In accordance with ASC 718, the measurement date for the vested warrants was December 9, 2019. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of US$0.709 per warrant. During the year ended December 31, 2019 and 2020, no warrants were exercised.

Since all of the warrants granted were immediately vested, compensation expense of US$3,298 was immediately recognized with a corresponding credit to additional paid-in capital during the year ended December 31, 2019.

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Input	%
Volatility	42.1
Risk-free interest rate	1.6
Expected dividend yield	0.0
Expected warrant life (years)	3.0
Expected forfeiture rate	0.0

21	Share-based compensation (Continued)

(d)	Total share-based compensation costs

Total share-based compensation costs recognized for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	347	35	5
Research and development	6,587	661	92
Sales and marketing	4,811	655	2,707
General and administrative	7,934	4,062	3,445
Total	19,679	5,413	6,249